SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Common stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Additional paid in capital	$ 11,078,116	$ 11,078,116	$ 1,234,385
Federal deposit Insurance corporation coverage limit	250,000	250,000
Excess of FDIC insurance limit	1,678,669	1,678,669	0
Cash equivalents	0	0	0
Unrecognized tax benefits	0	0	$ 0
Income tax penalties and interest expense	$ 0	$ 0
Aspire Biopharma Inc [Member]
Common stock par value			$ 0.00005	$ 0.00005
Post split par value				$ 0.00005
Additional paid in capital			$ 1,215,113	$ 957,500
Shares issued				150,000
Aspire Biopharma Inc [Member] | Trademarks [Member]
Amortization of long lived assets			$ 4,844,982
Previously Reported [Member] | Aspire Biopharma Inc [Member]
Common stock par value			$ 0.01
Additional paid in capital				$ 758,000
Revision of Prior Period, Adjustment [Member] | Aspire Biopharma Inc [Member]
Common stock par value				$ 0.001
Additional paid in capital				$ 957,500
Effect of Restatement [Member] | Aspire Biopharma Inc [Member]
Additional paid in capital				$ 199,500